UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald  H. Oliver   Westport, Connecticut   November 8, 2012
         -----------------   ---------------------   ----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total (x$1,000): $ 346,301

List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:

         No.     13F File Number           Name


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
                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ------
AAR Corp.                                COM      000361105       7,969     485,314 SH       Defined    1             485,314
American Eagle Outfitters, Inc           COM      02553E106       5,797     275,000 SH       Defined                  275,000
Amphenol Corp.                           COM      032095101         471       8,000 SH       Defined                           8,000
Anadarko Petroleum Corp.                 COM      032511107         210       3,000 SH       Defined                           3,000
Arthur J. Gallagher & Company            COM      363576109       8,046     224,621 SH       Defined    1             224,621
BankUnited, Inc.                         COM      06652K103       2,519     102,360 SH       Defined                  102,360
Banner Corporation                       COM      06652V208       8,734     321,694 SH       Defined                  321,694
Berry Petroleum Co.                      COM      085789105       4,857     119,553 SH       Defined    1             119,553
Big Lots, Inc.                           COM      089302103      23,273     786,787 SH       Defined    1             786,787
Brown & Brown, Inc.                      COM      115236101       4,784     183,500 SH       Defined    1             183,500
CVS Caremark Corp.                       COM      126650100         485      10,020 SH       Defined                          10,020
Charles River Laboratories
  International, Inc.                    COM      159864107       1,392      35,160 SH       Defined                   35,160
Checkpoint Systems, Inc.                 COM      162825103       6,433     776,968 SH       Defined    1             776,968
Chicago Bridge & Iron Company            COM      167250109       6,262     164,400 SH       Defined    1             164,400
Columbia Banking System, Inc.            COM      197236102       2,030     109,511 SH       Defined                  109,511
Comstock Resources, Inc.                 COM      205768203       2,933     159,589 SH       Defined    1             159,589
Con-way Inc.                             COM      205944101         241       8,800 SH       Defined                    8,800
Crocs, Inc.                              COM      227046109      10,266     633,306 SH       Defined    1             633,306
Darden Restaurants, Inc.                 COM      237194105       4,348      78,000 SH       Defined    1              78,000
DeVry, Inc.                              COM      251893103      11,445     502,872 SH       Defined                  502,872
Devon Energy Corp.                       COM      25179M103       4,175      69,004 SH       Defined                   69,004
EOG Resources, Inc.                      COM      26875P101       2,801      25,000 SH       Defined                   25,000
Express, Inc.                            COM      30219E103       1,141      77,000 SH       Defined                   77,000
FEI Company                              COM      30241L109      10,073     188,287 SH       Defined    1             188,287
Fairchild Semiconductor Corp.            COM      303726103       1,528     116,500 SH       Defined                  116,500
Forest Oil Corp.                         COM      346091705       1,795     212,484 SH       Defined                  210,000  2,484
General Communication, Inc. - Cl A       COM      369385109       3,021     308,286 SH       Defined                  308,286
ITT Educational Services, Inc.           COM      45068B109       7,390     229,294 SH       Defined    1             229,294
Interpublic Group of Companies           COM      460690100         122      11,000 SH       Defined                          11,000
Jack Henry & Associates, Inc.            COM      426281101       3,414      90,200 SH       Defined                   90,200
John Wiley & Sons, Inc. - Cl A           COM      968223206         505      11,000 SH       Defined                   11,000
KBR, Inc.                                COM      48242W106       2,937      98,482 SH       Defined                   98,482
Landstar System, Inc.                    COM      515098101         709      15,000 SH       Defined                   15,000
Lone Pine Resources, Inc.                COM      54222A106          39      24,794 SH       Defined                   23,274  1,520
Nat.West.Life Ins.                       COM      638522102      17,926     125,135 SH       Defined    1             125,135
North Valley Bancorp                     COM      66304M204         379      27,917 SH       Defined                   27,917
Orient Express Hotels Ltd. - Cl A        COM      G67743107       6,926     778,213 SH       Defined    1             778,213
Owens & Minor, Inc.                      COM      690732102      11,054     369,944 SH       Defined                  369,944
Pall Corp.                               COM      696429307         317       5,000 SH       Defined                           5,000
Parametric Technology Corp.              COM      699173209       2,939     135,000 SH       Defined    1             125,000 10,000
Plains Exploration & Production Co.      COM      726505100      12,327     328,971 SH       Defined                  326,597  2,374
Praxair, Inc.                            COM      74005P104         416       4,000 SH       Defined                           4,000
Precision Castparts Corp.                COM      740189105         588       3,600 SH       Defined                           3,600
QLogic Corp.                             COM      747277101       4,522     396,000 SH       Defined    1             396,000
Rofin-Sinar Technologies, Inc.           COM      775043102       1,511      76,588 SH       Defined                   76,588
Rogers Corp.                             COM      775133101      16,601     391,907 SH       Defined    1             391,907
Ross Stores, Inc.                        COM      778296103       7,669     118,726 SH       Defined                  118,726
Ruby Tuesday, Inc.                       COM      781182100       1,080     148,987 SH       Defined                  148,987
Ryman Hospitality Properties             COM      78377T107       4,014     101,532 SH       Defined                  101,532
Saks, Inc.                               COM      79377w108       4,090     396,750 SH       Defined    1             396,750
Skyworks Solutions, Inc.                 COM      83088M102         353      15,000 SH       Defined    1              15,000
Southwestern Energy Company              COM      845467109       4,191     120,500 SH       Defined                  120,500
Stone Energy Corp.                       COM      861642106       2,462      97,990 SH       Defined                   97,990
TJX Companies                            COM      872540109      14,902     332,700 SH       Defined                  332,700
Teradata Corp.                           COM      88076W103         226       3,000 SH       Defined                           3,000
Thermo Fisher Scientific Inc.            COM      883556102       2,706      46,000 SH       Defined                   46,000
Timberland Bancorp.                      COM      887098101         480      80,000 SH       Defined                   80,000
UTI Worldwide, Inc.                      COM      G87210103       8,020     595,399 SH       Defined    1             595,399
United Rentals, Inc.                     COM      911363109      11,236     343,500 SH       Defined    1             343,500
Universal Health Services, Inc. - Cl B   COM      913903100      27,827     608,500 SH       Defined                  608,500
Vishay Intertechnology, Inc.             COM      928298108         393      40,000 SH       Defined    1              40,000
Volt Information Sciences, Inc           COM      928703107       2,198     340,708 SH       Defined    1             340,708
Webster Financial Corp.                  COM      947890109       2,159      91,100 SH       Defined                   90,000  1,100
Willis Group Holdings plc                COM      G96666105      24,641     667,415 SH       Defined                  667,415
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